CMC SMALL CAP FUND

                          CMC INTERNATIONAL STOCK FUND

                         A Portfolios of CMC Fund Trust










                               SEMI-ANNUAL REPORT
                                  (Unaudited )


                                 April 30, 1998










               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207

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                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
                  For a Share Outstanding Throughout the Period
-----------------------------------------------------------------------------------------------------------------------------------

                               CMC SMALL CAP FUND

                                                    Six Months
                                                         Ended                       Fiscal Year Ended October 31,
                                                April 30, 1998      -----------  -----------  -----------  -----------  -----------
                                                   (Unaudited) (1)         1997         1996         1995         1994         1993
                                                --------------      -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period............   $     54.40      $     52.04  $     56.00  $     49.35  $     56.44  $     50.68
                                                   -----------      -----------  -----------  -----------  -----------  -----------
Income from investment operations:
     Net investment income (loss)...............         (0.07)           (0.04)       (0.08)        0.22         0.18         0.10
     Net realized and unrealized gains on
       investments..............................          5.39            14.08        16.79        10.88         1.99        15.50
                                                   -----------      -----------  -----------  -----------  -----------  -----------
          Total from investment operations......          5.32            14.04        16.71        11.10         2.17        15.60
                                                   -----------      -----------  -----------  -----------  -----------  -----------

Less distributions:
      Dividends (from net investment income)....                                                    (0.16)       (0.17)       (0.10)
      Dividends (in excess of net
          investment income)....................                                                                 (0.01)
      Distributions (from capital gains)........                         (11.68)      (20.67)       (4.25)       (8.99)       (9.74)
      Distributions (in excess of capital gains)                                                    (0.04)       (0.09)
                                                   -----------      -----------  -----------  -----------  -----------  -----------
          Total distributions...................             -           (11.68)      (20.67)       (4.45)       (9.26)       (9.84)
                                                   -----------      -----------  -----------  -----------  -----------  -----------

Net asset value, end of period..................   $     59.72      $     54.40  $     52.04  $     56.00  $     49.35  $     56.44
                                                   ===========      ===========  ===========  ===========  ===========  ===========

Total return ...................................          9.78% (2)       26.98%       30.30%       22.55%        3.87%       30.87%

Ratios/Supplemental data
Net assets, end of period (in thousands)........   $   374,829      $   521,770  $   522,408  $   537,167  $   467,952  $   492,905
Ratio of expenses to average net assets.........          0.76%            0.76%        0.78%        0.77%        0.78%        0.79%
Ratio of net investment income (loss) to
   average net assets...........................         (0.22)%          (0.08)%      (0.14)%       0.43%        0.29%        0.17%
Portfolio turnover rate.........................        127.77%          168.72%      147.77%      125.80%       97.24%       64.39%
Average commission rate paid on
   portfolio transactions (3) ..................   $    0.0566      $    0.0563  $    0.0539



(1)  Ratio and portfolio turnover rate are annualized.
(2)  Not annualized.
(3)  The average commission rate paid by the fund is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.
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                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
                  For a Share Outstanding Throughout the Period
---------------------------------------------------------------------------------------------------------------------------

                          CMC INTERNATIONAL STOCK FUND

                                                 Six Months
                                                      Ended                    Fiscal Year Ended October 31,
                                             April 30, 1998      ------------   ------------   ------------    ------------
                                                (Unaudited) (1)          1997           1996           1995            1994 (1)(2)
                                                -----------      ------------   ------------   ------------    ------------
Net asset value, beginning of period............$     42.71      $      42.46   $      37.06   $      39.51    $      40.00
                                                -----------      ------------   ------------   ------------    ------------
Income from investment operations:
     Net investment income......................       0.05              0.41           0.32           0.39            0.10
     Net realized and unrealized gains (losses)
       on investments and foreign currency
       transactions.............................       5.44              6.16           5.86          (2.64)          (0.59)
                                                -----------      ------------   ------------   ------------    ------------
          Total from investment operations......       5.49              6.57           6.18          (2.25)          (0.49)
                                                -----------      ------------   ------------   ------------    ------------

Less distributions:
     Dividends (from net investment income).....                        (0.46)         (0.78)         (0.19)
     Dividends (in excess of net
       investment income).......................                                                      (0.01)
      Distributions (from capital gains)........                        (5.86)
                                                -----------      ------------   ------------   ------------    ------------
          Total distributions...................          -             (6.32)         (0.78)         (0.20)              -
                                                -----------      ------------   ------------   ------------    ------------

Net asset value, end of period..................$     48.20      $      42.71   $      42.46   $      37.06    $      39.51
                                                ===========      ============   ============   ============    ============

Total return....................................      12.85% (3)        15.47%         16.67%         -5.69%          -1.23% (3)

Ratios/Supplemental data
Net assets, end of period (in thousands)........$    70,539      $     81,471   $     73,542   $     68,758    $     84,298
Ratio of expenses to average net assets.........       1.02%             1.05%          1.00%          0.98%           1.16%
Ratio of net investment income to
   average net assets...........................       0.23%             0.88%          0.78%          0.99%           0.53%
Portfolio turnover rate.........................      43.54%           126.56%        119.98%        158.32%         123.80%
Average commission rate paid on
   portfolio transactions (4) ..................$    0.0186      $     0.0050   $     0.0012



(1)  Ratios and portfolio turnover rates are annualized.
(2)  From inception of operations on February 1, 1994.
(3)  Not annualized.
(4)  The average commission rate paid by the fund is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.
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                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------
APRIL 30, 1998
(UNAUDITED)


                                                                     SHARES OR
                                                                     PRINCIPAL
                                                                        AMOUNT          VALUE (1)
                                                                --------------     --------------
COMMON STOCKS (91.4%)
   BUILDING & FORESTRY PRODUCTS (3.0%)
       MARTIN MARIETTA MATERIALS, INC.                                 150,000     $    7,040,625
       SOUTHDOWN, INC.                                                  60,000          4,245,000
                                                                                   --------------
                                                                                       11,285,625
                                                                                   --------------
   BUSINESS & CONSUMER SERVICES  (7.4%)
     * ACCUSTAFF, INC.                                                  44,600          1,600,025
       DOLLAR THRIFTY AUTOMOTIVE GROUP, INC.                           194,000          3,661,750
     * FAMILY GOLF CENTERS, INC.                                       142,400          5,998,600
       PMT SERVICES, INC.                                              240,000          4,680,000
       PROFIT RECOVERY GROUP INTERNATIONAL, THE                        170,000          4,420,000
       SELECT APPOINTMENTS HOLDINGS PLC ADR                            190,000          5,153,750
     * WALSH INTERNATIONAL, INC.                                       151,800          2,248,538
                                                                                   --------------
                                                                                       27,762,663
                                                                                   --------------
   CONSUMER DURABLE (5.1%)
       CHAMPION ENTERPRISES, INC.                                      116,100          2,887,988
       HON INDUSTRIES, INC.                                             60,000          1,920,000
       KNOLL, INC.                                                      50,000          1,740,625
       MILLER (HERMAN), INC.                                           130,000          3,924,375
     * TOWER AUTOMOTIVE, INC.                                          100,000          5,331,250
       WATSCO, INC.                                                    114,000          3,334,500
                                                                                   --------------
                                                                                       19,138,738
                                                                                   --------------
   CONSUMER NON-DURABLE (9.5%)
     * BED, BATH & BEYOND, INC.                                         46,800          2,304,900
       CAVANAUGHS HOSPITALITY CORP.                                     51,000            800,062
       CIRCUIT CITY STORES, INC.                                        65,000          2,640,625
       CKE RESTAURANTS, INC.                                           173,830          6,018,864
       COLUMBIA SPORTSWEAR CO.                                          40,000            850,000
     * COST PLUS, INC.                                                 181,000          5,859,875
       CSK AUTO CORP.                                                  115,000          3,105,000
       GIBSON GREETINGS, INC.                                          147,000          3,844,969
       MAXWELL SHOE COMPANY, INC.                                      125,000          2,218,750
       OMEGA PROTEIN CORP.                                              41,600            728,000
     * WILLIAMS-SONOMA, INC.                                           130,200          7,152,863
                                                                                   --------------
                                                                                       35,523,908
                                                                                   --------------
   ENERGY (2.5%)
       MERIDIAN RESOURCE CORP.                                         346,788          3,142,766
     * OCEAN ENERGY, INC.                                              107,750          2,639,875
       PATTERSON ENERGY, INC.                                           48,800            683,200
     * SWIFT ENERGY CO.                                                150,000          2,990,625
                                                                                   --------------
                                                                                        9,456,466
                                                                                   --------------

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                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     SHARES OR
                                                                     PRINCIPAL
                                                                        AMOUNT          VALUE (1)
                                                                --------------     --------------
COMMON STOCKS (CONTINUED)
   ENERGY SERVICES (3.5%)
     * HANOVER COMPRESSOR CO.                                           98,000     $    2,535,750
     * NOBLE DRILLING CORP.                                            175,000          5,654,688
     * TUBOS DE ACERO DE MEXICO SA ADR                                 135,000          2,480,625
     * WILLBROS GROUP, INC.                                            149,000          2,477,125
                                                                                   --------------
                                                                                       13,148,188
                                                                                   --------------
   FINANCE (4.6%)
     * INSIGNIA FINANCIAL GROUP, INC. (CLASS A)                        276,500          7,361,813
       NORTH FORK BANCORP, INC.                                        120,700          4,480,987
       STIRLING COOKE BROWN HOLDINGS, LTD.                              98,000          2,768,500
       TCF FINANCIAL CORP.                                              84,200          2,741,762
                                                                                   --------------
                                                                                       17,353,062
                                                                                   --------------
   HEALTH (19.7%)
     * AMERICAN ONCOLOGY RESOURCES, INC.                               225,200          3,378,000
     * ASSISTED LIVING CONCEPTS, INC.                                  205,800          3,781,575
       BARR LABORATORIES, INC.                                         200,000          8,112,500
     * CARDIAC PATHWAYS CORP.                                          222,000          2,109,000
     * CONCENTRA MANAGED CARE, INC.                                     97,500          3,034,687
     * ESC MEDICAL SYSTEMS LTD.                                        261,150          8,487,375
     * FPA MEDICAL MANAGEMENT, INC.                                    158,700          1,983,750
     * HEALTH MANAGEMENT SYSTEMS, INC.                                 200,000          2,125,000
     * INDEXX LABORATORIES, INC.                                       150,000          3,318,750
       INTELLIGENT POLYMERS LTD. (UNITS - EACH UNIT
        CONSISTS OF 1 COMMON SHARE & 1 WARRANT)                        144,000          3,654,000
       JONES MEDICAL INDUSRIES, INC.                                   216,000          6,372,000
     * LIGAND PHARMACEUTICALS, INC. (CLASS B)                          385,100          5,583,950
     * QUORUM HEALTH GROUP, INC.                                       120,000          3,855,000
       SPIROS DEVELOPMENT CORP.  II (UNITS - 1
        CALLABLE COMMON SHARE OF SPIOS & 1
        WARRANT OF DURABLE PHARMACEUTICALS)                            138,000          2,294,250
     * THERMEDICS, INC.                                                415,100          6,667,544
     * TRANSKARYOTIC THERAPIES, INC.                                   144,600          4,500,675
     * WATSON PHARMACEUTICALS, INC.                                    103,000          4,429,000
                                                                                   --------------
                                                                                       73,687,056
                                                                                   --------------
   MACHINERY & CAPITAL SPENDING (0.6%)
     * TRINITY INDUSTRIES, INC.                                         46,100          2,351,100
                                                                                   --------------

   MEDIA & ENTERTAINMENT (1.8%)
     * GOLDEN BOOKS FAMILY ENTERTAINMENT, INC.                         136,700          1,546,419
       MIDWAY GAMES, INC.                                              180,162          3,332,997
     * WMS INDUSTRIES, INC.                                            367,500          1,883,437
                                                                                   --------------
                                                                                        6,762,853
                                                                                   --------------

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                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     SHARES OR
                                                                     PRINCIPAL
                                                                        AMOUNT          VALUE (1)
                                                                --------------     --------------
COMMON STOCKS (CONTINUED)
   METAL MINING & STEEL (2.3%)
     * MERIDIAN GOLD, INC.                                             331,800     $    1,306,463
       OREGON STEEL MILLS, INC.                                        302,500          7,184,375
                                                                                   --------------
                                                                                        8,490,838
                                                                                   --------------
   POLLUTION CONTROL (1.8%)
     * ALLIED WASTE INDUSTRIES, INC.                                   239,000          6,572,500
                                                                                   --------------

   TECHNOLOGY (26.3%)
     * ACTEL CORP.                                                     170,000          2,528,750
     * ACXIOM CORP.                                                     66,500          1,612,625
       ALTERA CORP.                                                    100,000          4,050,000
       AMERICAN MANAGEMENT SYSTEMS, INC.                               200,000          5,787,500
       ASCEND COMMUNICATIONS, INC.                                     180,000          7,841,250
     * AXENT TECHNOLOGIES, INC.                                        108,700          2,853,375
       CERNER CORP.                                                    304,500          9,077,906
     * COMPUTER PRODUCTS, INC.                                          66,300          1,458,600
       DAVOX CORP.                                                      41,700            933,038
     * ENGINEERING ANIMATION, INC.                                     112,500          5,301,562
     * HNC SOFTWARE, INC.                                              140,000          5,460,000
     * HYPERION SOFTWARE CORP.                                         121,400          5,265,725
     * MICROS SYSTEMS, INC.                                            116,600          6,864,825
       NETWORK APPLIANCE, INC.                                         100,000          3,606,250
       OBJECTIVE SYSTEMS INTEGRATORS, INC.                             300,000          3,337,500
       P-COM, INC.                                                     295,200          5,811,750
       PAIRGAIN TECHNOLOGIES, INC.                                     150,000          2,765,625
     * PLATINUM SOFTWARE CORP.                                         257,600          5,763,800
       PREMISYS COMMUNICATIONS, INC.                                    70,000          2,043,125
     * RADISYS CORP.                                                    55,000          1,498,750
     * SECURITY DYNAMICS TECHNOLOGIES, INC.                             67,200          1,621,200
       SYNOPSYS, INC.                                                  125,000          5,375,000
     * TRANSITION SYSTEMS, INC.                                        235,300          5,294,250
       XILINX, INC.                                                     50,000          2,287,500
                                                                                   --------------
                                                                                       98,439,906
                                                                                   --------------
   UTILITIES/COMMUNICATIONS (3.3%)
     * ANICOM, INC.                                                    350,300          5,473,437
       COMSTAT CORP.                                                   100,000          4,037,500
     * INTERMEDIA COMMUNICATIONS, INC.                                  31,000          2,262,515
       XIRCOM, INC.                                                     44,300            755,869
                                                                                   --------------
                                                                                       12,529,321
                                                                                   --------------

       TOTAL COMMON STOCKS
       (COST $284,056,315)                                                            342,502,224
                                                                                   --------------

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                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     SHARES OR
                                                                     PRINCIPAL
                                                                        AMOUNT          VALUE (1)
                                                                --------------     --------------
REPURCHASE AGREEMENTS (9.9%)
       GOLDMAN SACHS CORP.
         5.414% DATED 04/30/1998,
         DUE 05/01/1998 IN THE
         AMOUNT OF $18,758,013
         COLLATERALIZED BY U.S. TREASURY NOTES
         6.125% TO 6.500% DUE
         10/15/2006 TO 08/15/2007.                              $   18,755,231     $   18,755,231
       J.P. MORGAN SECURITIES, INC.
         5.424% DATED 04/30/1998,
         05/01/1998 IN THE
         AMOUNT OF $18,502,749
         COLLATERALIZED BY U.S. TREASURY NOTES
         6.500% TO 7.875% DUE
         05/31/2001 TO 08/15/2001.                                  18,500,000         18,500,000
                                                                                   --------------

       TOTAL REPURCHASE AGREEMENTS
       (COST $37,255,231)                                                              37,255,231
                                                                                   --------------

TOTAL INVESTMENTS (101.3%)
(COST $321,311,546)                                                                   379,757,455

RECEIVABLES LESS LIABILITIES (-1.3%)                                                   (4,928,909)
                                                                                   --------------

NET ASSETS (100.0%)                                                                $  374,828,546
                                                                                   ==============

(1)  See Note 1 of Notes to Financial Statements.
* Non-Income Producing


    The accompanying notes are an integral part of the financial statements.
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                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------
APRIL 30, 1998
(UNAUDITED)


                                                                     SHARES OR
                                                                     PRINCIPAL
                                                                        AMOUNT          VALUE (1)
                                                                --------------     --------------
COMMON STOCKS (88.7%)
   BELGIUM (0.5%)
     * LERNOUT & HAUSPIE SPEECH PRODUCTS NV
       (BUSINESS SERVICES)                                               6,000     $      382,500
                                                                                   --------------
   BRAZIL (0.4%)
       CIA TECIDOS DO NORTE DE MINAS SA (TEXTILES)                   1,100,000            283,679
                                                                                   --------------
   CANADA (3.1%)
       BANK OF MONTREAL (BANKING)                                        3,000            163,625
       BOMBARDIER, INC. (CLASS B) (MANUFACTURING -
       DIVERSIFIED INDS.)                                                9,500            256,416
       CANADIAN NATIONAL RAILWAY CO. (TRANSPORTATION)                    5,000            325,327
       CANWEST GLOBAL COMMUNICATIONS CORP. (MEDIA)                       4,900             91,826
     * NEWBRIDGE NETWORKS CORP. (ELECTRONICS)                           10,000            292,986
       NORTHERN TELECOM LTD. (ELECTRONICS)                              11,000            669,568
     * POCO PETROLEUMS LTD. (OIL EXPLORATION & PRODUCTION)              18,400            209,720
       ROYAL BANK OF CANADA (BANKING)                                    3,500            209,006
                                                                                   --------------
                                                                                        2,218,474
                                                                                   --------------
   CHILE (0.6%)
     * DISTRIBUCION Y SERVICIO D&S SA, ADR (RETAIL)                     22,400            394,800
                                                                                   --------------
   FINLAND (1.9%)
       FINNLINES OYJ (TRANSPORTATION)                                    7,500            399,339
       MERITA PLC (CLASS A) (BANKING)                                  120,000            804,186
       YIT-YHTYMA OYJ (CONSTRUCTION)                                    10,700            157,165
                                                                                   --------------
                                                                                        1,360,690
                                                                                   --------------
   FRANCE (7.7%)
       ALCATEL ALSTHOM SA (ELECTRONICS)                                  2,400            444,962
       BANQUE NATIONAL DE PARIS (BANKING)                                1,000             84,303
       CIE DE SAINT GOBAIN SA (BUILDING MATERIALS)                       1,747            291,070
       CIE FINANCIERE DE PARIBAS (CLASS A) (BANKING)                     1,500            159,628
       ELF-AQUITAINE SA (OIL EXPLORATION & PRODUCTION)                   3,500            459,179
     * FRANCE TELECOM SA, ADR (UTILITIES - COMMUNICATION)               13,200            721,050
       L'OREAL SA (CONSUMER PRODUCTS)                                    1,800            858,996
     * RENAULT SA (MOTOR VEHICLES & PARTS)                              20,800            964,948
       SCHNEIDER SA (ELECTRICAL EQUIPMENT)                               5,600            419,022
       SODEXHO ALLIANCE SA (FOOD & BEVERAGES)                            4,000            732,291
       SYNTHELABO SA (PHARMACEUTICALS)                                   2,200            331,061
                                                                                   --------------
                                                                                        5,466,510
                                                                                   --------------
   GERMANY (6.2%)
       ALLIANZ AG (INSURANCE)                                            1,029            316,534
       DEUTSCHE BANK AG (BANKING)                                        8,500            654,320
       MANNESMANN AG (MACHINERY & CAPITAL SPENDING)                      2,370          1,881,204
       RWE AG (MANUFACTURING - DIVERSIFIED INDS.)                        4,500            229,013
       THYSSEN AG (METALS, MINING & STEEL)                               2,000            457,302
       VOLKSWAGEN AG (MOTOR VEHICLES & PARTS)                            1,023            814,865
                                                                                   --------------
                                                                                        4,353,238
                                                                                   --------------

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                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     SHARES OR
                                                                     PRINCIPAL
                                                                        AMOUNT          VALUE (1)
                                                                --------------     --------------
COMMON STOCKS (CONTINUED)
   INDIA (2.9%)
       BAJAJ AUTO LTD., GDR (MOTOR VEHICLES & PARTS)                    18,000     $      340,200
       BANK OF BARODA LTD. (BANKING)                                   174,000            510,733
       INDUSTRIAL CREDIT & INVESTMENT CORP. OF INDIA LTD.,
         GDR, THE (FINANCIAL SERVICES)                                  21,600            351,000
       INFOSYS TECHNOLOGIES LTD. (BUSINESS SERVICES)                     9,800            535,803
       MAHINDRA & MAHINDRA LTD. (MOTOR VEHICLES & PARTS)                45,000            328,571
                                                                                   --------------
                                                                                        2,066,307
                                                                                   --------------
   IRELAND (0.8%)
       BANK OF IRELAND PLC (BANKING)                                    14,000            284,790
       IRISH LIFE PLC (INSURANCE)                                       29,500            273,420
                                                                                   --------------
                                                                                          558,210
                                                                                   --------------
   ITALY (3.7%)
       ALLEANZA ASSICURAZIONI S.P.A (INSURANCE)                         15,000            189,257
       CREDITO ITALIANO S.P.A (BANKING)                                217,500          1,138,713
       ENI S.P.A (OIL EXPLORATION & PRODUCTION)                         43,000            288,204
       FIAT S.P.A (MOTOR VEHICLES & PARTS)                             138,000            549,351
       TELECOM ITALIA S.P.A, ADR (UTILITIES - COMMUNICATION)             5,800            439,713
                                                                                   --------------
                                                                                        2,605,238
                                                                                   --------------
   JAPAN (19.6%)
       AIWA CO., LTD. (ELECTRONICS)                                      7,000            209,311
       AJINOMOTO CO., INC. (FOOD & BEVERAGES)                           20,000            160,939
       BANYU PHARMACEUTICAL CO., LTD. (PHARMACEUTICALS)                 14,000            181,226
       BRIDGESTONE CORP. (MOTOR VEHICLES & PARTS)                       17,000            388,645
       DAI-ICHI KANGYO BANK LTD., THE (BANKING)                         72,000            489,992
       DENSO CORP. (MOTOR VEHICLES & PARTS)                             17,000            292,771
       FUJI PHOTO FILM CO., LTD. (ENTERTAINMENT & LEISURE)              13,000            463,512
       FUJITSU LTD. (ELECTRONICS)                                       30,000            350,870
       ITO-YOKADO CO., LTD. (RETAIL)                                     6,000            311,128
       KAO CORP. (CONSUMER PRODUCTS)                                    15,000            220,855
       KEYENCE CORP. (ELECTRONICS)                                       2,400            323,755
       KOMATSU LTD. (MACHINERY & CAPITAL SPENDING)                      81,000            367,903
       MABUCHI MOTOR CO., LTD. (ELECTRICAL EQUIPMENT)                   10,000            579,864
       MITSUBISHI ESTATE CO., LTD. (REAL ESTATE)                        37,000            358,516
       MITSUBISHI HEAVY INDS., LTD. (MACHINERY & CAPITAL SPENDING)      40,000            148,372
       MITSUBISHI TRUST & BANKING CORP., THE (BANKING)                  30,000            286,147
       NINTENDO CO., LTD. (ENTERTAINMENT & LEISURE)                      2,000            181,075
       NIPPON TELEGRAPH & TELEPHONE CORP.
         (UTILITIES - COMMUNICATION)                                       131          1,150,341
       NOMURA SECURITIES CO., LTD., THE (FINANCIAL SERVICES)            66,000            806,889
       NTT DATA COMMUNICATIONS SYSTEMS CORP. (BUSINESS SERVICES)             7            303,104
       OKUMURA CORP. (CONSTRUCTION)                                     70,000            259,652
       ROHM CO., LTD. (ELECTRONICS)                                      7,000            791,673

-------------------------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     SHARES OR
                                                                     PRINCIPAL
                                                                        AMOUNT          VALUE (1)
                                                                --------------     --------------
COMMON STOCKS (CONTINUED)
       SANWA BANK LTD., THE (BANKING)                                   79,000     $      699,697
       SEKISUI HOUSE LTD. (CONSTRUCTION)                                30,000            234,822
       SEVEN-ELEVEN JAPAN CO., LTD. (RETAIL)                             3,000            200,984
       SHISEIDO CO., LTD. (CONSUMER PRODUCTS)                           30,000            396,291
       SONY CORP. (ELECTRONICS)                                          7,000            583,422
       SUMITOMO BANK LTD., THE (BANKING)                                72,000            681,302
       TAKEDA CHEMICAL INDS., LTD. (PHARMACEUTICALS)                    27,000            772,596
       TOKIO MARINE & FIRE INSURANCE CO., LTD., THE (INSURANCE)         80,000            872,067
       TORAY INDS., INC. (CHEMICALS)                                    35,000            188,645
       TOYOTA MOTOR CORP. (MOTOR VEHICLES & PARTS)                      15,000            391,749
       TRANS COSMOS, INC. (BUSINESS SERVICES)                            6,000            174,413
                                                                                   --------------
                                                                                       13,822,528
                                                                                   --------------
   MEXICO (1.5%)
     * INDUSTRIAS CH SA (SERIES B) (METALS, MINING & STEEL)            119,000            587,429
     * TUBOS DE ACERO DE MEXICO SA, ADR (METALS, MINING & STEEL)        26,300            483,263
                                                                                   --------------
                                                                                        1,070,692
                                                                                   --------------
   NETHERLANDS (4.4%)
       ABN AMRO HOLDING NV (BANKING)                                    20,324            494,849
       AEGON NV (INSURANCE)                                              7,793          1,010,425
       AKZO NOBEL NV (CHEMICALS)                                         2,600            528,827
       ROYAL PHILIPS ELECTRONICS NV (ELECTRONICS)                        6,000            528,530
       VENDEX INTERNATIONAL NV (CERTIFICATES) (RETAIL)                   8,110            520,144
                                                                                   --------------
                                                                                        3,082,775
                                                                                   --------------
   NORWAY (1.4%)
     * FRED OLSEN ENERGY ASA (OIL EXPLORATION & PRODUCTION)             10,400            185,495
       NARVESEN ASA (RETAIL)                                             4,000             90,655
       TOMRA SYSTEMS ASA (MACHINERY & CAPITAL SPENDING)                 21,500            691,986
                                                                                   --------------
                                                                                          968,136
                                                                                   --------------
   SPAIN (6.4%)
       AZKOYEN SA (MANUFACTURING - CONSUMER PRODUCTS)                    2,000            273,802
       BANCO BILBAO VIZCAYA SA (BANKING)                                18,000            926,592
       DRAGADOS Y CONSTRUCCIONES SA (CONSTRUCTION)                      25,000            810,899
       INMOBILIARIA METROPOLITANA VASCO CENTRAL SA
         (REAL ESTATE)                                                  11,000            668,089
     * TELE PIZZA SA (RESTAURANTS)                                       4,000            575,181
       TELEFONICA DE ESPANA SA, ADR (UTILITIES - COMMUNICATION)          6,000            749,625
       VALLEHERMOSO SA (REAL ESTATE)                                    12,500            484,242
                                                                                   --------------
                                                                                        4,488,430
                                                                                   --------------
   SWEDEN (3.0%)
       ASSA ABLOY AB (CLASS B) (MANUFACTURING - DIVERSIFIED INDS.)       9,900            345,309
       BILSPEDITION TRANSPORT & LOGISTICS (BTL) AB
         (TRANSPORTATION)                                               39,000            223,191
       ICB SHIPPING AB (CLASS B) (TRANSPORTATION)                       35,000            370,758

-------------------------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     SHARES OR
                                                                     PRINCIPAL
                                                                        AMOUNT          VALUE (1)
                                                                --------------     --------------
COMMON STOCKS (CONTINUED)
     * MUNTERS AB (MANUFACTURING - CONSUMER PRODUCTS)                   32,400     $      366,236
     * N&T ARGONAUT AB (CLASS B) (TRANSPORTATION)                      187,000            306,799
       SKANDIA INSURANCE CO., LTD. (INSURANCE)                           5,400            376,003
       SPECTRA-PHYSICS AB (CLASS A) (ELECTRONICS)                        6,100            117,415
                                                                                   --------------
                                                                                        2,105,711
                                                                                   --------------
   SWITZERLAND (3.3%)
       CREDIT SUISSE GROUP (REGISTERED) (FINANCIAL SERVICES)             4,000            880,294
       NOVARTIS AG (BEARER) (PHARMACEUTICALS)                              680          1,128,269
       UNION BANK OF SWITZERLAND (BANKING)                                 200            322,241
                                                                                   --------------
                                                                                        2,330,804
                                                                                   --------------
   THAILAND (0.5%)
     * BANGKOK BANK PUBLIC CO., LTD. (BANKING)                          75,000            189,355
       THAI FARMERS BANK PUBLIC CO., LTD. (FOREIGN) (BANKING)           76,000            175,065
                                                                                   --------------
                                                                                          364,420
                                                                                   --------------
   UNITED KINGDOM (20.8%)
       BANK OF SCOTLAND PLC (BANKING)                                   66,000            810,845
       BARCLAYS PLC (BANKING)                                           32,408            934,432
       BRITISH AEROSPACE PLC (AIRCRAFT & AEROSPACE)                     22,000            734,725
       BRITISH PETROLEUM CO. PLC (OIL EXPLORATION & PRODUCTION)         24,034            379,432
       BRITISH SKY BROADCASTING GROUP PLC (MEDIA)                       68,000            494,430
       BRITISH TELECOMMUNICATIONS PLC
         (UTILITIES - COMMUNICATION)                                    62,500            678,002
       CADBURY SCHWEPPES PLC (FOOD & BEVERAGES)                         12,500            182,193
       COMPASS GROUP PLC (RESTAURANTS)                                  50,000            865,001
       ELECTROCOMPONENTS PLC (ELECTRONICS)                              56,305            547,272
       GRANADA GROUP PLC (ENTERTAINMENT & LEISURE)                      40,649            699,831
       HAYS PLC (BUSINESS SERVICES)                                     68,400          1,159,884
       MISYS PLC (BUSINESS SERVICES)                                     5,300            254,695
       NATIONAL WESTMINSTER BANK PLC (BANKING)                          59,000          1,180,463
       NEXT PLC (RETAIL)                                                70,900            586,621
       PEARSON PLC (MEDIA)                                              31,000            485,521
       RAILTRACK GROUP PLC (TRANSPORTATION)                             50,000            913,057
       ROBERT WALTERS PLC (BUSINESS SERVICES)                            8,000             62,514
       SELECT APPOINTMENTS HOLDINGS PLC (BUSINESS SERVICES)             24,000            332,963
       SIEBE PLC (MACHINERY & CAPITAL SPENDING)                         38,102            850,865
       SMITHKLINE BEECHAM PLC (PHARMACEUTICALS)                         93,738          1,117,150
       VODAFONE GROUP PLC (UTILITIES - COMMUNICATION)                   35,000            383,191
       WETHERSPOON, J.D. PLC (RESTAURANTS)                              65,375            352,410
       WPP GROUP PLC (MEDIA)                                           100,000            634,334
                                                                                   --------------
                                                                                       14,639,831
                                                                                   --------------
       TOTAL COMMON STOCKS
       (COST $48,815,098)                                                              62,562,973
                                                                                   --------------

-------------------------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     SHARES OR
                                                                     PRINCIPAL
                                                                        AMOUNT          VALUE (1)
                                                                --------------     --------------
PREFERRED STOCKS (1.6%)
   BRAZIL (0.2%)
       DIXIE TOGA SA (CONTAINERS)                                      233,000     $      132,398
     * EMPRESA NACIONAL DE COMERCIO REDITO E PARTICIPACOES SA
         (TEXTILES)                                                  1,000,000              2,710
                                                                                   --------------
                                                                                          135,108
                                                                                   --------------
   GERMANY (1.4%)
       PORSCHE AG (MOTOR VEHICLES & PARTS)                                 390            976,087
                                                                                   --------------

       TOTAL PREFERRED STOCKS
       (COST $732,059)                                                                  1,111,195
                                                                                   --------------

RIGHT (0.0%)
   SPAIN (0.0%)
     * TELEFONICA DE ESPANA SA, ADR (05/04/1998)
       (UTILITIES - COMMUNICATION)
       (COST $0)                                                         6,000             13,500
                                                                                   --------------

WARRANT (1.3%)
   FRANCE (1.3%)
     * CIE GENERALE DES EAUX (05/02/2001) (UTILITIES)
         (COST $406,947)                                               652,000            948,620
                                                                                   --------------

       TOTAL INVESTMENTS, EXCLUDING TEMPORARY INVESTMENTS
       (COST $49,954,104)                                                              64,636,288

REPURCHASE AGREEMENTS(7.5% )
   GOLDMAN SACHS CORP.
       5.414% DATED 04/30/1998,
         DUE 05/01/1998 IN THE
         AMOUNT OF $3,397,313
         COLLATERALIZED BY U.S. TREASURY NOTES
         6.125% TO 6.500%
         10/15/2006 TO 08/15/2007.                              $    3,396,809          3,396,809
                                                                                   --------------
   J.P. MORGAN SECURITIES, INC.
       5.424% DATED 04/30/1998,
         05/01/1998 IN THE
         AMOUNT OF $1,900,282
         COLLATERALIZED BY U.S. TREASURY NOTES
         6.500% TO 7.875% DUE
         05/31/200 TO 08/15/2001.                                    1,900,000          1,900,000
                                                                                   --------------

       TOTAL REPURCHASE AGREEMENTS
       (COST $5,296,809)                                                                5,296,809
                                                                                   --------------

-------------------------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     SHARES OR
                                                                     PRINCIPAL
                                                                        AMOUNT          VALUE (1)
                                                                --------------     --------------
TOTAL INVESTMENTS (99.1%)
     (COST $55,250,913)                                                            $   69,933,097

CASH AND RECEIVABLES LESS LIABILITIES (0.9%)                                              606,131
                                                                                   --------------

NET ASSETS (100%)                                                                  $   70,539,228
                                                                                   ==============

(1)  See Note 1 of Notes to Financial Statements.
* Non-Income Producing


    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                      STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------------------
April 30, 1998
(Unaudited)


                                                                           CMC Small          CMC International
                                                                           Cap Fund              Stock Fund
                                                                     -------------------     -------------------
ASSETS:
  Investments at identified cost ..................................  $       284,056,315     $        49,954,104
-------------------------------------------------------------------  -------------------     -------------------

  Investments at value (Notes 1 and 2).............................  $       342,502,224     $        64,636,288
  Temporary cash investments, at cost (Note 1).....................           37,255,231               5,296,809
  Cash.............................................................                    -                 114,823
  Cash denominated in foreign currencies
    (cost $358,298) (Note 1).......................................                    -                 356,932
  Receivable for:
    Interest.......................................................               54,574                  18,880
    Dividends......................................................               38,243                 219,592
    Investments sold...............................................            5,594,666                       -
    Capital stock sold.............................................            1,516,000                       -
                                                                     -------------------     -------------------
  Total assets.....................................................          386,960,938              70,643,324
                                                                     -------------------     -------------------

LIABILITIES:
  Payable for:
    Capital stock redeemed.........................................            8,199,962                       -
    Investments purchased..........................................            3,661,314                       -
    Investment management fee (Note 4).............................              240,490                  43,257
    Accrued expenses ..............................................               30,626                  60,839
                                                                     -------------------     -------------------
   Total liabilities...............................................           12,132,392                 104,096
                                                                     -------------------     -------------------

  Net assets applicable to outstanding shares......................  $       374,828,546     $        70,539,228
                                                                     ===================     ===================

  Net assets consist of:
    Undistributed net investment income (loss).....................  $          (456,679)    $            78,509
    Unrealized appreciation (depreciation) on:
      Investments..................................................           58,445,909              14,682,184
      Translation of assets and liabilities in foreign currencies                      -                  (3,003)
    Undistributed net realized gain (loss) from:
        Investments................................................           48,145,327                 494,617
        Foreign currency transactions..............................                    -                (536,523)
    Capital paid in (Note 3).......................................          268,693,989              55,823,444
                                                                     -------------------   ---------------------
                                                                     $       374,828,546   $          70,539,228
                                                                     ===================   =====================

Shares of capital stock outstanding (Note 3).......................            6,276,480               1,463,461
                                                                     ===================   =====================

Net asset value, offering and
   redemption price per share (1)..................................  $             59.72   $               48.20
                                                                     ===================   =====================



(1) The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.


    The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                            STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 1998
(Unaudited)


                                                                           CMC Small          CMC International
                                                                           Cap Fund              Stock Fund
                                                                     -------------------     -------------------
INVESTMENT INCOME:
    Income:
       Interest....................................................  $           857,074     $           119,369
       Dividends...................................................              253,339                 364,639
       Foreign taxes withheld (net of reclaims)....................                                      (51,391)
                                                                     -------------------     -------------------
          Total income.............................................            1,110,413                 432,617
                                                                     -------------------     -------------------

    Expenses:
       Investment management fees (Note 4).........................            1,510,536                 253,200
       Shareholder servicing costs (Note 4)........................                9,000                   9,000
       Financial information and subscriptions.....................                   75                   5,700
       Accounting service fees.....................................                    -                  14,787
       Custodian fees..............................................                9,089                  33,637
       Bank transaction and checking fees..........................                9,244                  13,745
       Registration fees...........................................                  110                     110
       Legal, insurance, auditing fees and other...................               29,038                  23,929
                                                                     -------------------     -------------------
          Total expenses...........................................            1,567,092                 354,108
                                                                     -------------------     -------------------
    Net investment income (loss) (Note 1)..........................             (456,679)                 78,509
                                                                     -------------------     -------------------

Realized gain (loss) and unrealized appreciation (depreciation)
 from investments and foreign currency transactions:
    Net realized gain(loss) from:
       Investments (Note 2)........................................           48,389,339                 504,309
       Foreignn currency transactions (Notev1).....................                    -                (536,523)
                                                                     -------------------     -------------------

          Net realized gain (loss).................................           48,389,339                 (32,214)
                                                                     -------------------     -------------------

    Net unrealized appreciation (depreciation) on:
       Investments (Note 1)........................................          (17,142,497)              7,940,273
       Translation of assets and liabilities in foreign
         currencies (Note 1).......................................                    -                  72,401
                                                                      ------------------     -------------------

          Net unrealized appreciation (depreciation)
            during the period......................................          (17,142,497)              8,012,674
                                                                      ------------------     -------------------

    Net gain on investment and foreign currency
      transactions (Note 1)........................................           31,246,842               7,980,460
                                                                      ------------------     -------------------

    Net increase in net assets resulting from operations...........   $       30,790,163     $         8,058,969
                                                                      ==================     ===================


    The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                       STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------
Six Months Ended April 30, 1998 (Unaudited)
and Fiscal Year Ended October 31, 1997
                                                                 CMC Small                          CMC International
                                                                 Cap Fund                               Stock Fund
                                                   -------------------------------------   -------------------------------------
                                                                1998                1997                1998                1997
                                                   -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
    Operations:
        Net investment income (loss).............  $        (456,679)  $        (374,369)  $          78,509   $         785,646
        Net realized gain (loss) from:
           Investments (Note 2)..................         48,389,339          93,042,443             504,309          12,101,115
           Foreign currency transactions
           (Note 1)..............................                  -                   -            (536,523)            (59,471)
        Change in net unrealized appreciation
         (depreciation) on:
           Investments...........................        (17,142,497)         15,392,662           7,940,273             (43,839)
           Translation of assets and liabilities
           in foreign currencies (Note 1 ).......                  -                   -              72,401             (44,564)
                                                   -----------------   -----------------   -----------------   -----------------
        Net increase in net assets
           resulting from operations.............         30,790,163         108,060,736           8,058,969          12,738,887
    Distributions to shareholders:
        From net investment income...............                  -                   -                   -            (764,742)
        From net realized gain from
           investment transactions...............                  -         (92,831,342)                  -          (9,756,639)
    Capital share transactions, net (Note 3).....       (177,732,108)        (15,866,910)        (18,990,389)          5,711,074
                                                   -----------------   -----------------   -----------------   -----------------
        Net increase (decrease) in net assets....       (146,941,945)           (637,516)        (10,931,420)          7,928,580

NET ASSETS:
    Beginning of period..........................        521,770,491         522,408,007          81,470,648          73,542,068
                                                   -----------------   -----------------   -----------------   -----------------

    End of period (1)............................  $     374,828,546   $     521,770,491   $      70,539,228   $      81,470,648
                                                   =================   =================   =================   =================
(1) Includes undistributed net investment
    gain (loss) of:                                $        (456,679)  $               -    $         78,509   $               -


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------


1. Significant accounting policies:

      CMC Small Cap Fund and CMC International Stock Fund (the Funds) are portfolios of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established two other portfolios, CMC High Yield Fund and CMC Short Term Bond Fund, neither of which are included in these financial statements. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. The policies described below are consistently followed by the Funds for the preparation of their financial statements in conformity with generally accepted accounting principles.

      Investment valuation - The values of the Funds' investments are based on the last sale prices reported by the principal securities exchanges on which the investments are traded, or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. Temporary investments in short-term securities, principally repurchase agreements, are valued at cost, which approximates market.

      Forward foreign currency exchange contracts - The CMC International Stock Fund enters into forward foreign currency exchange contracts to hedge certain portfolio securities denominated in foreign currencies. Forward contracts are recorded at market value. The CMC International Stock Fund could be exposed to risks if counterparties to the forward contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The effect of any change in the value of a hedged foreign currency would be offset by the increase (resulting from a change in exchange rates) in value of the securities denominated in that currency. Net realized loss arising from forward contracts amounted to $280,337 and is included in net realized loss from foreign currency transactions. CMC International Stock Fund had no outstanding forward contracts on April 30, 1998.

      Foreign currency translations - The books and records of the CMC International Stock Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

          (i) market value of investment securities, other assets, and liabilities at the daily rates of exchange on the valuation date, and
          (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

      The CMC International Stock Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Reported net realized foreign currency gains or losses arise from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the CMC International Stock Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------


1. Significant accounting policies (Continued):

      Shareholder distributions - The Funds distribute net investment income twice a year and any net realized gains from investment transactions annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, deferral of losses from wash sales and passive foreign investment companies.

      Use of estimates - The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      Federal income taxes - The Funds have made no provision for federal income taxes on net investment income or net realized gains from sales of securities, since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to certain regulated investment companies, and to make distributions of income and security profits sufficient to relieve them from substantially all federal income taxes.

      Other - Investment transactions are accounted for on the date the investments are purchased or sold. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are reported on the basis of identified costs.

      The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements (included in temporary cash investments). Market values of these securities are required to be at least 100% of the cost of the repurchase agreements. The Funds' investment adviser determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------


2. Investment transactions:

Aggregate purchases, sales and maturities, net realized gain and unrealized appreciation (depreciation) of investments, excluding temporary cash investments, as of and for the period ended April, 30 1998 were as follows:

                                                                             CMC Small        CMC International
                                                                             Cap Fund             Stock Fund
                                                                         ----------------     -----------------
Purchases:
  Investment securities other than U.S. Government obligations......     $    295,359,497     $      13,917,655
                                                                         ================     =================

Sales and Maturities:
  Investment securities other than U.S. Government obligations......     $    474,452,671     $      33,349,101
                                                                         ================     =================

Net Realized Gain:
  Investment securities other than U.S. Government obligations......     $     48,389,339     $         504,309
                                                                         ================     =================

Unrealized Appreciation (Depreciation)
  as of April 30, 1998:
  Appreciation......................................................     $     67,460,801     $      18,294,113
  Depreciation......................................................           (9,014,892)           (3,611,929)
                                                                         ================     =================
    Net unrealized appreciation ....................................     $     58,445,909     $      14,682,184
                                                                         ================     =================

Unrealized Appreciation (Depreciation) for
  federal income tax purposes as of April 30, 1998:
  Appreciation......................................................     $     67,193,872    $       18,294,113
  Depreciation......................................................           (9,326,946)           (3,624,866)
                                                                         -----------------   ------------------
    Net unrealized appreciation ....................................     $     57,866,926    $       14,669,247
                                                                         =================   ==================

For federal income tax purposes, the cost of investments
    owned at April 30, 1998.........................................     $    284,635,298    $       49,967,041
                                                                         =================   ==================


The net realized gain for CMC Small Cap Fund includes proceeds of $674,326 from shareholder class action suits related to securities held by the Fund.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------


3. Capital Stock:                                          CMC Small                               CMC International
                                                            Cap Fund                                   Stock Fund
                                             ------------------    ------------------    ------------------    ------------------
                                                     Six Months           Fiscal Year            Six Months           Fiscal Year
                                                          Ended                 Ended                 Ended                 Ended
                                                 April 30, 1998      October 31, 1997        April 30, 1998      October 31, 1997
                                             ------------------    ------------------    ------------------    ------------------
  Shares:
     Shares sold..........................              798,368             2,075,132                78,229               492,558
     Shares issued for reinvestment
       of dividends.......................                    -             1,635,550                     -               242,655
                                             ------------------    ------------------    ------------------    ------------------
                                                        798,368             3,710,682                78,229               735,213
     Less shares redeemed.................           (4,112,527)           (4,158,883)             (522,199)             (559,687)
                                             ------------------    ------------------    ------------------    ------------------

     Net increase (decrease) in shares....           (3,314,159)             (448,201)             (443,970)              175,526
                                             ==================    ==================    ==================    ==================

  Amounts:
     Sales................................   $       43,420,461     $     119,268,120    $        3,592,396    $       23,076,473
     Reinvestment of dividends............                    -            88,973,947                     -            10,363,810
                                             ------------------    ------------------    ------------------    ------------------
                                                     43,420,461           208,242,067             3,592,396            33,440,283
     Less redemptions.....................         (221,152,569)         (224,108,977)          (22,582,785)          (27,729,209)
                                             ------------------    ------------------    ------------------    ------------------

     Net increase (decrease)..............   $     (177,732,108)   $      (15,866,910)   $     (18,990,389)    $        5,711,074
                                             ==================    ==================    ==================    ==================

  Capital stock authorized (shares)                 100,000,000                                100,000,000


4. Transactions with affiliates and related parties:

                                                                            CMC Small        CMC International
                                                                             Cap Fund            Stock Fund
                                                                           -------------     -----------------
Investment management fees incurred.....................................   $   1,510,536     $         253,200

Investment management fee computation basis
   (percentage of daily net assets per annum)...........................      0.75.of.1%            0.75.of.1%

Transfer agent fee (included in shareholder servicing costs)............   $       9,000     $           9,000

Fees earned by trustees not affiliated with the Fund's investment
  adviser or transfer agent (included in other expenses)................   $       7,659     $           1,437

The transfer agent for the Fund is Columbia Trust Company (CTC), an affiliate of CMC. The transfer agent is compensated based on a per account fee or a minimum of $1,500 per month. The contracts for investment advisory and transfer agent services must be renewed annually by a majority vote of the Fund's shareholders or by the Trustees of CMC Fund Trust (the Trust).

On December 10, 1997, CMC, CTC and certain of their affiliates were acquired by Fleet Financial Group, Inc. (Fleet), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956. Prior to that date, certain officers and trustees of the Trust were also officers and directors of CMC and CTC. Those individuals did not receive any compensation or other payment from the Trust. Following the transaction and as a result of federal banking regulations, no officers or trustees of the Trust are officers or directors of CMC or CTC. J. Jerry Inskeep, Jr., an officer and trustee of the Trust, is affiliated with Fleet, but received no compensation or other payments from the Trust.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------

5. Proxy Voting Results

On December 4, 1997, CMC Fund Trust held a Special Meeting of Shareholders to approve new investment advisory contracts with the Adviser. New investment advisory contracts were approved by CMC Small Cap Fund and by CMC International Stock Fund as shown below:

                                       Total       Total Voted      Total Voted
Fund                             Outstanding               For          Against        Abstention
-------------------------------------------------------------------------------------------------
CMC Small Cap Fund                 7,975,274         6,735,230                0                 0
CMC International Stock Fund       1,978,639         1,892,101                0                 0

                               CMC HIGH YIELD FUND

                          A Portfolio of CMC Fund Trust










                               SEMI-ANNUAL REPORT
                                  (Unaudited )


                                 April 30, 1998










               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207

---------------------------------------------------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
                  For a Share Outstanding Throughout the Period
---------------------------------------------------------------------------------------------------------------------------

                                                 Six Months
                                                      Ended                    Fiscal Year Ended October 31,
                                             April 30, 1998      ------------   ------------   ------------    ------------
                                                (Unaudited) (1)          1997           1996           1995            1994 (1)(2)
                                                -----------      ------------   ------------   ------------    ------------

Net asset value, beginning of period.........   $     36.85      $      35.95   $      36.24   $      34.48    $      35.00
                                                -----------      ------------   ------------   ------------    ------------
Income from investment operations:
     Net investment income...................          1.52              3.18           3.23           3.31            0.94
     Net realized and unrealized gains
       (losses) on investments...............          0.49              1.28           0.10           2.11           (0.52)
                                                -----------      ------------   ------------   ------------    ------------
            Total from investment operations.          2.01              4.46           3.33           5.42            0.42
                                                -----------      ------------   ------------   ------------    ------------

Less distributions:
      Dividends (from net investment income).         (1.52)            (3.18)         (3.23)         (3.31)          (0.94)
      Distributions (from capital gains).....                           (0.38)         (0.39)         (0.35)
                                                -----------      ------------   ------------   ------------    ------------
            Total distributions..............         (1.52)            (3.56)         (3.62)         (3.66)          (0.94)
                                                -----------      ------------   ------------   ------------    ------------

Net asset value, end of period...............   $     37.34      $      36.85   $      35.95   $      36.24    $      34.48
                                                ===========      ============   ============   ============    ============

Total return.................................         5.52% (3)        12.90%          9.61%         16.49%            1.21% (3)

Ratios/Supplemental data
Net assets, end of period (in thousands).....   $   223,316      $    119,196   $     69,614   $     42,192    $      9,602
Ratio of expenses to average net assets......         0.44%             0.45%          0.50%          0.54%           0.54%
Ratio of net investment income to
   average net assets........................         8.17%             8.60%          8.90%          9.36%           9.86%
Portfolio turnover rate......................        80.62%            68.96%         56.06%         45.64%          72.67%


(1) Ratios and portfolio turnover rates are annualized.
(2) From inception of operations on July 6, 1994.
(3) Not annualized.

-------------------------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------
APRIL 30, 1998
(UNAUDITED)


                                                                     Principal
                                                                        Amount          Value (1)
                                                                --------------     --------------
CORPORATE BONDS (97.3%)
    BASIC INDUSTRY (1.0%)
      METALS/MINING (1.0%)
           RYERSON TULL, INC.
            NOTES
                8.500% 07/15/2001                               $    2,250,000     $    2,340,000
                                                                                   --------------

    CONSUMER RELATED (16.9%)
      HOTEL/GAMING (3.6%)
           HMH PROPERTIES, INC.
            SERIES B SENIOR SECURED NOTES
               9.500% 05/15/2005                                     1,900,000          2,054,375
           RIO HOTEL & CASINO, INC.
            SENIOR SUBORDINATED NOTES
               9.500% 04/15/2007                                     3,500,000          3,780,000
           STATION CASINOS, INC.
            SENIOR SUBORDINATED NOTES
               9.625% 06/01/2003                                     2,125,000          2,199,375
                                                                                   --------------
                                                                                        8,033,750
                                                                                   --------------

      HEALTHCARE (8.1%)
           ABBEY HEALTHCARE GROUP, INC.
            SENIOR SUBORDINATED NOTES
               9.500% 11/01/2002                                     2,650,000          2,689,750
           CONMED CORP. (144A)
            SENIOR SUBORDINATED NOTES
               9.000% 03/15/2008                                     3,240,000          3,256,200
           HEALTHSOUTH CORP.
            SENIOR SUBORDINATED NOTES
               9.500% 04/01/2001                                     2,900,000          3,030,500
           QUORUM HEALTH GROUP, INC.
            SENIOR SUBORDINATED NOTES
               8.750% 11/01/2005                                     3,590,000          3,733,600
           TENET HEALTHCARE CORP.
            SENIOR SUBORDINATED NOTES
             10.125% 03/01/2005                                      2,750,000          3,052,500
           TENET HEALTHCARE CORP.
            SENIOR NOTES
               8.625% 12/01/2003                                     2,250,000          2,362,500
                                                                                   --------------
                                                                                       18,125,050
                                                                                   --------------

                                       2

-------------------------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     Principal
                                                                        Amount          Value (1)
                                                                --------------     --------------
CORPORATE BONDS (CONTINUED)
      FOOD/BEVERAGE/TOBACCO (1.4%)
           PURINA MILLS, INC. (144A)
            SENIOR SUBORDINATED NOTES
               9.000% 03/15/2010                                $    3,000,000     $    3,090,000
                                                                                   --------------

      OTHER (3.8%)
           MAXIM GROUP, INC.
            SERIES B SENIOR SUBORDINATED NOTES
               9.250% 10/15/2007                                     3,100,000          3,146,500
           WESTPOINT STEVENS, INC.
            SENIOR SUBORDINATED DEBENTURES
               9.375% 12/15/2005                                     4,985,000          5,259,175
                                                                                   --------------
                                                                                        8,405,675
                                                                                   --------------

       TOTAL CONSUMER RELATED                                                          37,654,475
                                                                                   --------------

    ENERGY (7.9%)
           GULF CANADA RESOURCES LTD.
            SUBORDINATED DEBENTURES
              9.625% 07/01/2005                                      2,500,000          2,712,500
           KELLEY OIL & GAS CORP.
            SERIES B SENIOR SUBORDINATED NOTES
             10.375% 10/15/2006                                      1,400,000          1,456,000
           NEWPARK RESOURCES, INC.
            SERIES B SENIOR SUBORDINATED NOTES
               8.625%  12/15/2007                                    4,260,000          4,302,600
           NUEVO ENERGY CO.
            SENIOR SUBORDINATED NOTES
               9.500% 04/15/2006                                     3,100,000          3,286,000
           SANTA FE ENERGY RESOURCE, INC.
            SENIOR SUBORDINATED DEBENTURES
             11.000% 05/15/2004                                      5,500,000          5,940,000
                                                                                   --------------

      TOTAL ENERGY                                                                     17,697,100
                                                                                   --------------

    HOUSING RELATED (4.2%)
           JOHNS MANVILLE INTERNATIONAL GROUP
            SENIOR NOTES
             10.875% 12/15/2004                                      3,750,000          4,200,000
           WEBB (DEL E.) CORP.
            SENIOR SUBORDINATED DEBENTURES
               9.000% 02/15/2006                                     4,990,000          5,089,800
                                                                                   --------------

      TOTAL HOUSING RELATED                                                             9,289,800
                                                                                   --------------

                                       3

-------------------------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     Principal
                                                                        Amount          Value (1)
                                                                --------------     --------------
CORPORATE BONDS (CONTINUED)
    INDUSTRIAL (5.2%)
      BUSINESS SERVICES (5.2%)
           IRON MOUNTAIN, INC.
            SENIOR SUBORDINATED NOTES
             10.125% 10/01/2006                                 $    1,000,000     $    1,080,000
           PIERCE LEAHY CORP.
            SENIOR SUBORDINATED NOTES
             11.125% 07/15/2006                                      4,006,000          4,486,720
           UNISYS CORP.
            SENIOR NOTES
               7.875% 04/01/2008                                     4,490,000          4,490,000
           UNITED STATIONERS SUPPLY CO. (144A)
            SENIOR SUBORDINATED NOTES
               8.375% 04/15/2008                                     1,500,000          1,515,000
                                                                                   --------------

      TOTAL INDUSTRIAL                                                                 11,571,720
                                                                                   --------------

    MANUFACTURING (11.2%)
           AVIATION SALES CO. (144A)
            SENIOR SUBORDINATED NOTES
               8.125% 02/15/2008                                     5,485,000          5,375,300
           BREED TECHNOLOGIES, INC. (144A)
            SENIOR SUBORDINATED NOTES
               9.250% 04/15/2008                                       500,000            505,625
           HAYES WHEELS INTERNATIONAL, INC.
            SERIES B SENIOR SUBORDINATED NOTES
               9.125% 07/15/2007                                     2,200,000          2,310,000
           POLYMER GROUP, INC.
            SERIES B SENIOR SUBORDINATED NOTES
               9.000% 07/01/2007                                     1,500,000          1,548,750
           SILGAN HOLDINGS, INC.
            SENIOR SUBORDINATED DEBENTURES
               9.000% 06/01/2009                                     1,500,000          1,567,500
           TITAN WHEEL INTERNATIONAL, INC.
            SENIOR SUBORDINATED NOTES
               8.750% 04/01/2007                                     4,890,000          5,036,700
           TRACOR, INC.
            SENIOR SUBORDINATED NOTES
               8.500% 03/01/2007                                     5,240,000          5,659,200
           WYMAN-GORDON CO. (144A)
            SENIOR NOTES
                8.000% 12/15/2007                                    3,000,000          3,045,000
                                                                                   --------------

      TOTAL MANUFACTURING                                                              25,048,075
                                                                                   --------------

                                       4

-------------------------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     Principal
                                                                        Amount          Value (1)
                                                                --------------     --------------
CORPORATE BONDS (CONTINUED)
    MEDIA (29.6%)
           ADELPHIA COMMUNICATIONS CORP.
            SERIES B SENIOR NOTES
             10.500% 07/15/2004                                 $     4,990,000    $    5,489,000
           CENTURY COMMUNICATIONS CORP.
            SENIOR DISCOUNT NOTES
               0.000% 03/15/2003                                      6,985,000         4,645,025
           CINEMARK USA, INC.
            SERIES B SENIOR SUBORDINATED NOTES
               9.625% 08/01/2008                                      1,500,000         1,563,750
           COMCAST CORP.
            SENIOR SUBORDINATED DEBENTURES
               9.500% 01/15/2008                                      3,990,000         4,243,724
           HERITAGE MEDIA CORP.
            SENIOR SUBORDINATED NOTES
               8.750% 02/15/2006                                      2,250,000         2,385,000
           HOLLINGER INTERNATIONAL PUBLISHING, INC.
            SENIOR NOTES
               8.625% 03/15/2005                                      4,400,000         4,576,000
           JACOR COMMUNICATIONS CO.
            SERIES B SENIOR SUBORDINATED NOTES
               8.750% 06/15/2007                                      2,750,000         2,846,250
           JONES INTERCABLE, INC.
            SENIOR NOTES
               8.875% 04/01/2007                                      2,490,000         2,614,500
           JONES INTERCABLE, INC.
            SENIOR NOTES
               7.625% 04/15/2008                                      1,700,000         1,666,000
           K-III COMMUNICATIONS CORP.
            SENIOR NOTES
             10.250% 06/01/2004                                       2,600,000         2,782,000
           LAMAR ADVERTISING CO.
            SENIOR SUBORDINATED NOTES
               9.625% 12/01/2006                                      4,090,000         4,335,400
           LENFEST COMMUNICATIONS, INC.
            SENIOR SECURED NOTES
               8.375% 11/01/2005                                      4,490,000         4,647,150
           OUTDOOR SYSTEMS, INC.
            SENIOR SUBORDINATED NOTES
               9.375% 10/15/2006                                      4,490,000         4,725,725
           REGAL CINEMAS, INC.
            SENIOR SUBORDINATED NOTES
               8.500% 10/01/2007                                      2,750,000         3,011,250

                                       5

-------------------------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     Principal
                                                                        Amount          Value (1)
                                                                --------------     --------------
CORPORATE BONDS (CONTINUED)
           SFX BROADCASTING, INC.
            SERIES B SENIOR SUBORDINATED NOTES
             10.750% 05/15/2006                                 $    2,250,000     $    2,475,000
           SINCLAIR BROADCAST GROUP, INC.
            SENIOR SUBORDINATED NOTES
               8.750% 12/15/2007                                     4,250,000          4,324,375
           TCI COMMUNICATIONS, INC.
            SENIOR NOTES
               8.000% 08/01/2005                                     2,000,000          2,156,200
           VIACOM, INC.
            SUBORDINATED DEBENTURES
               8.000% 07/07/2006                                     3,000,000          3,041,250
           YOUNG BROADCASTING, INC.
            SERIES B SENIOR SUBORDINATED NOTES
             10.125% 02/15/2005                                      4,250,000          4,526,250
                                                                                   --------------

      TOTAL MEDIA                                                                      66,053,849
                                                                                   --------------

    RETAIL (4.2%)
      OTHER (4.2%)
           SPECIALTY RETAILER, INC.
            SERIES B SENIOR NOTES
               8.500% 07/15/2005                                     4,990,000          5,139,700
           ZALE CORP.
            SERIES B SENIOR NOTES
               8.500% 10/01/2007                                     4,240,000          4,314,200
                                                                                   --------------

      TOTAL RETAIL                                                                      9,453,900
                                                                                   --------------

    TRANSPORTATION (2.6%)
      OTHER (2.6%)
           ALLIED HOLDING, INC.
            SERIES B SENIOR NOTES
               8.625% 10/01/2007                                     2,500,000          2,543,750
           TEEKAY SHIPPING CORP.
            GTD. 1ST PFD. SHIP. MTG.
             NOTES
               8.320% 02/01/2008                                     3,150,000          3,276,000
                                                                                   --------------

      TOTAL TRANSPORTATION                                                              5,819,750
                                                                                   --------------

                                       6

-------------------------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     Principal
                                                                        Amount          Value (1)
                                                                --------------     --------------
CORPORATE BONDS (CONTINUED)
    UTILITY (12.2%)
      ELECTRICS (5.6%)
           AES CORP.
            SENIOR SUBORDINATED NOTES
             10.250% 07/15/2006                                 $    1,700,000     $    1,870,000
               8.375% 08/15/2007                                     3,500,000          3,561,250
           CMS ENERGY CORP. (144A)
            SENIOR UNSECURED NOTES
               7.000% 01/15/2005                                     5,750,000          5,514,423
           CALIFORNIA ENERGY CO., INC.
            SENIOR SECURED NOTES
               9.875% 06/30/2003                                     1,400,000          1,508,752
                                                                                   --------------
                                                                                       12,454,425
                                                                                   --------------

      TELECOMMUNICATIONS (6.6%)
           FLAG LTD. (144A)
            SENIOR NOTES
               8.250% 01/30/2008                                     4,710,000          4,792,425
           LEVEL 3 COMMUNICATIONS, INC. (144A)
            SENIOR NOTES
               9.125% 05/01/2008                                     2,300,000          2,277,000
           NEXTLINK COMMUNICATIONS, INC. (144A)
            SENIOR DISCOUNT NOTES
               0.000% 04/15/2008
              (0.000% TO 04/15/2003 THEN 9.450% TO 04/15/2008)       1,000,000            625,000
           PAGING NETWORK, INC.
            SENIOR SUBORDINATED NOTES
             10.000% 10/15/2008                                      4,150,000          4,316,000
           WORLDCOM, INC.
            SENIOR NOTES
               8.875% 01/15/2006                                     2,499,000          2,723,835
                                                                                   --------------
                                                                                       14,734,260
                                                                                   --------------

      TOTAL UTILITY                                                                    27,188,685
                                                                                   --------------
    YANKEE (2.3%)
           MEXICO-UNITED MEXICAN STATES
            GLOBAL BONDS
             11.375% 09/15/2016                                      1,500,000          1,745,625
           SB TREASURY CO. LLC (144A)
            SERIES A PREFERRED
               9.400% 12/29/2049                                     3,250,000          3,328,780
                                                                                   --------------

      TOTAL YANKEE                                                                      5,074,405
                                                                                   --------------

                                       7

-------------------------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     Principal
                                                                        Amount          Value (1)
                                                                --------------     --------------
CORPORATE BONDS (CONTINUED)
TOTAL CORPORATE BONDS
      (COST $214,304,698)                                                          $  217,191,759
                                                                                   --------------

REPURCHASE AGREEMENT (0.6%)
    GOLDMAN SACHS CORP.
      5.414% DATED 04/30/1998,
      DUE 05/01/1998 IN THE
      AMOUNT OF $1,363,252.
      COLLATERALIZED BY U.S. TREASURY NOTES
       6.125% TO 6.500% DUE
      10/15/2006 TO 08/15/2007
      (COST $1,363,050)                                         $     1,363,050         1,363,050
                                                                                   --------------

TOTAL INVESTMENTS (97.9%)
      (COST $215,667,748)                                                             218,554,809

RECEIVABLES LESS LIABILITIES (2.1%)                                                     4,761,091
                                                                                   --------------

NET ASSETS (100.0%)                                                                $  223,315,900
                                                                                   ==============

(1)  See Note 1 of Notes to Financial Statements.


    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------------
                                CMC HIGH YIELD FUND
                           A Portfolio of CMC Fund Trust
                        STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------
April 30, 1998
(Unaudited)


ASSETS:
  Investments at identified cost ............................................   $    214,304,698
-----------------------------------------------------------------------------   ----------------

  Investments at value (Notes 1 and 2).......................................   $    217,191,759
  Temporary cash investment, at cost (Note 1)................................          1,363,050
  Receivable for:
    Interest.................................................................          4,583,399
    Investments sold.........................................................            501,250
                                                                                ----------------
  Total assets...............................................................        223,639,458
                                                                                ----------------

LIABILITIES:
  Payable for:
    Dividends and distributions..............................................            245,151
    Investment management fee (Note 4).......................................             73,547
    Accrued expenses ........................................................              4,860
                                                                                ----------------
  Total liabilities..........................................................            323,558
                                                                                ----------------

  Net assets applicable to outstanding shares................................   $    223,315,900
                                                                                ================

  Net assets consist of:
    Unrealized appreciation on investments...................................   $      2,887,061
    Undistributed net realized gain from investments.........................          1,087,740
    Capital paid in (Note 3).................................................        219,341,099
                                                                                ----------------
                                                                                $    223,315,900
                                                                                ================

Shares of capital stock outstanding (Note 3).................................          5,980,633
                                                                                ================

Net asset value, offering and
   redemption price per share (1)............................................   $          37.34
                                                                                ================


(1) The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.


    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                            STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------
Six Months Ended April 30, 1998
(Unaudited)


INVESTMENT INCOME:
     Income:
         Interest............................................................   $      7,234,349
                                                                                ----------------

     Expenses:
         Investment management fees (Note 4).................................            334,439
         Shareholder servicing costs (Note 4)................................              9,000
         Financial information and subscriptions.............................              1,700
         Custodian fees......................................................              2,411
         Bank transaction and checking fees..................................              1,758
         Registration fees...................................................                110
         Legal, insurance, auditing fees and other...........................             17,657
                                                                                ----------------
             Total expenses..................................................            367,075
                                                                                ----------------

     Net investment income (Note 1)..........................................          6,867,274
                                                                                ----------------

Realized gain and unrealized appreciation from
  investment transactions:
     Net realized gain from investments (Note 2).............................          1,056,810

     Net unrealized appreciation on investments during the period (Note 1)...            437,557
                                                                                ----------------

     Net gain on investments (Note 1)........................................          1,494,367
                                                                                ----------------

     Net increase in net assets resulting from operations....................   $      8,361,641
                                                                                ================


    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------


                                                                                     Six Months
                                                                                          Ended            Fiscal Year
                                                                                  April 30,1998                  Ended
                                                                                     (Unaudited)      October 31, 1997
                                                                                ----------------      ----------------
INCREASE IN NET ASSETS:
      Operations:
          Net investment income .............................................   $      6,867,274      $      7,645,481
          Net realized gain from investments (Note 2)........................          1,056,810             1,235,856
          Change in net unrealized appreciation on investments...............            437,557             1,267,480
                                                                                ----------------      ----------------
          Net increase in net assets resulting from operations...............          8,361,641            10,148,817

      Distributions to shareholders:
          From net investment income.........................................         (6,867,274)           (7,645,481)
          From net realized gain from investment transactions................                  -            (1,209,953)
      Capital share transactions, net (Note 3)...............................        102,625,136            48,289,337
                                                                                ----------------      ----------------
          Net increase in net assets.........................................        104,119,503            49,582,720

NET ASSETS:
      Beginning of period....................................................        119,196,397            69,613,677
                                                                                ----------------      ----------------

      End of period .........................................................   $    223,315,900      $    119,196,397
                                                                                ================      ================


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. Significant accounting policies:

      CMC High Yield Fund (the Fund) is a portfolio of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established three other portfolios, CMC Small Cap Fund, CMC International Stock Fund and CMC Short Term Bond Fund, which are not included in this financial statement. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. The policies described below are consistently followed by the Fund for the preparation of its financial statements in conformity with generally accepted accounting principles.

      Investment valuation - The Fund's investments are carried at values deemed best to reflect their fair values as determined in good faith by or under the supervision of the Trustees. These values are based on market value as quoted by dealers who are market makers in these securities or by an independent pricing service unless circumstances indicate that another method of determining fair value should be considered. Market values are based on the average of bid and ask prices, or by reference to other securities with comparable ratings, interest rates and maturities. Temporary investments in short-term securities, principally repurchase agreements, are valued at cost, which approximates market.

      Shareholder distributions - The Fund distributes net investment income monthly and any net realized gains from investment transactions annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and deferral of losses from wash sales.

      Use of estimates - The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      Federal income taxes - The Fund has made no provisions for federal income taxes on net investment income or net realized gains from sales of investment securities, since it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to certain regulated investment companies, and to make distributions of income and security profits sufficient to relieve it from substantially all federal income taxes.

      Other - Investment transactions are accounted for on the date the investments are purchased or sold. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Amortization of discount or premium is recorded over the life of the respective instrument. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are reported on the basis of identified costs.

      The Fund, through its custodian, receives delivery of underlying securities collateralizing repurchase agreements (included in temporary cash investments). Market values of these securities are required to be at least 100% of the cost of the repurchase agreement. The Fund's investment adviser determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      The Fund invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than other investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments. At April 30, 1998, 100% of the Fund's debt securities were rated Baa (1%), Ba (43%) or B (56%) by Moody's Investor Services, Inc.

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------


2.  Investment transactions:

Aggregate purchases, sales and maturities, net realized gain and unrealized appreciation (depreciation) of investments, excluding temporary cash investments, as of and for the period ended April 30, 1998, were as follows:

Purchases:
   Investment securities other than U.S. Government obligations..............   $      149,348,255
   U.S. Government obligations...............................................           19,360,313
                                                                                ------------------
        Total purchases......................................................   $      168,708,568
                                                                                ==================

Sales and Maturities:
   Investment securities other than U.S. Government obligations..............   $       45,888,243
   U.S. Government obligations...............................................           19,318,359
                                                                                ------------------
        Total sales and maturities...........................................   $       65,206,602
                                                                                ==================

Net Realized Gain:
   Investment securities other than U.S. Government obligations..............   $        1,098,763
   U.S. Government obligations...............................................              (41,953)
                                                                                ------------------
        Total net realized gain..............................................   $        1,056,810
                                                                                ===================

Unrealized Appreciation (Depreciation) as of April 30, 1998:
  Appreciation...............................................................   $        3,977,793
  Depreciation...............................................................           (1,090,732)
                                                                                ------------------
        Net unrealized appreciation..........................................   $        2,887,061
                                                                                ==================

Unrealized Appreciation (Depreciation) for federal income tax purposes as of
  April 30, 1998:
  Appreciation...............................................................            3,964,668
  Depreciation...............................................................           (1,104,482)
                                                                                -------------------
    Net unrealized appreciation..............................................   $        2,860,186
                                                                                ==================

For federal income tax purposes, the cost of
  investments owned at April 30, 1998........................................   $      214,331,573
                                                                                ==================


3. Capital Stock:

                                                                               Six Months
                                                                                    Ended            Fiscal Year
                                                                            April 30,1998                  Ended
                                                                               (Unaudited)      October 31, 1997
                                                                         ----------------       ----------------
  Shares:
     Shares sold......................................................          3,256,045              1,915,922
     Shares issued for reinvestment of dividends......................            162,748                219,803
                                                                         ----------------       ----------------
                                                                                3,418,793              2,135,725
     Less shares redeemed.............................................           (673,131)              (837,005)
                                                                         ----------------       ----------------
     Net increase in shares...........................................          2,745,662              1,298,720
                                                                         ================       ================

  Amounts:
     Sales............................................................   $    121,465,556       $     70,585,000
     Reinvestment of dividends........................................          6,078,914              8,084,738
                                                                         ----------------       ----------------
                                                                              127,544,470             78,669,738
     Less redemptions.................................................        (24,919,334)           (30,380,401)
                                                                         ----------------       ----------------
     Net increase.....................................................   $    102,625,136       $     48,289,337
                                                                         ================       ================

  Capital stock authorized (shares)                                           100,000,000

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------


4. Transactions with affiliates and related parties:

Investment management fees incurred..........................................   $   334,439

Investment management fee
  computation basis (percentage of daily net assets
  per annum).................................................................    0.40.of.1%

Transfer agent fee (included in shareholder
  servicing costs)...........................................................   $     9,000

Fees earned by trustees not affiliated with the Fund's
  investment adviser or transfer agent (included in other expenses)..........   $     3,829


The transfer agent for the Fund is Columbia Trust Company (CTC), an affiliate of CMC. The transfer agent is compensated based on a per account fee or a minimum of $1,500 per month. The contracts for investment advisory and transfer agent services must be renewed annually by a majority vote of the Fund's shareholders or by the Trustees of CMC Fund Trust (the Trust).

On December 10, 1997, CMC, CTC and certain of their affiliates were acquired by Fleet Financial Group, Inc. (Fleet), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956. Prior to that date, certain officers and trustees of the Trust were also officers and directors of CMC and CTC. Those individuals did not receive any compensation or other payment from the Trust. Following the transaction and as a result of federal bankingregulations, no officers or directors of the Trust are officers or trustees of CMC or CTC. J. Jerry Inskeep, Jr., an officer and trustee of the Trust, is affiliated with Fleet, but received no compensation or other payments from the Trust.


5.  Proxy Voting Results

On December 4, 1997, CMC Fund Trust held a Special Meeting of Shareholders to approve new investment advisory contracts with the Advisor. A new investment advisory contract was approved by CMC High Yield Fund. 2,788,978 shares voted for the new advisory contract out of 3,184,087 shares outstanding. No shares were voted against the proposal and there were no abstentions.

                            CMC SHORT TERM BOND FUND

                          A Portfolio of CMC Fund Trust










                               SEMI-ANNUAL REPORT
                                  (Unaudited )


                                 April 30, 1998










               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
                  For a Share Outstanding Throughout the Period
--------------------------------------------------------------------------------

                                                                    Six Months
                                                                         Ended
                                                                April 30, 1998
                                                             (Unaudited) (1)(2)
                                                              -----------------
Net asset value, beginning of period........................        $     12.00
                                                                    -----------
Income from investment operations:
     Net investment income..................................               0.18
     Net realized and unrealized losses
       on investments.......................................              (0.06)
                                                                    -----------
              Total from investment operations..............               0.12
                                                                    -----------

Less distributions:
      Dividends (from net investment income)................              (0.18)
                                                                    -----------

Net asset value, end of period..............................        $     11.94
                                                                    ===========

Total return................................................              1.00% (3)

Ratios/Supplemental data
Net assets, end of period (in thousands)....................        $    29,381
Ratio of expenses to average net assets.....................               0.25 (4)
Ratio of net investment income to
   average net assets.......................................               6.29%
Portfolio turnover rate.....................................             209.80%

(1)  Ratios and portfolio turnover rates are annualized.
(2)  From inception of operations on February 2, 1998.
(3)  Not annualized.
(4) The ratio was 0.43% for the period, before voluntary reimbursement of certain expenses by the investment adviser.

-------------------------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------
APRIL 30, 1998
(UNAUDITED)


                                                                     PRINCIPAL
                                                                        AMOUNT          VALUE (1)
                                                                --------------     --------------
U.S. GOVERNMENT, FEDERAL AGENCY
OBLIGATIONS (48.0%)
      U.S. TREASURY NOTES (8.3%)
             6.875% 08/31/1999                                  $    1,385,000     $    1,407,506
             5.500% 02/28/2003                                       1,050,000          1,042,617
                                                                                   --------------

          TOTAL U.S. TREASURY NOTES                                                     2,450,123
                                                                                   --------------

      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      (GNMA) (3.2%)
             7.000% 03/15/2028                                         929,748            941,221
                                                                                   --------------

      AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (27.4%)
          FHLMC (12.2%)
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 1382 CL. E
                6.500% 10/15/2016                                       87,141             86,977
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 1543 CL. XN
                7.000% 07/15/2023                                      265,000            274,217
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 1958 CL. C
                0.000% 07/15/1998                                       80,800             80,266
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 1570 CL. D
                0.000% 03/15/2000                                      440,526            416,618
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 1747 CL. C
                6.750% 10/15/2013                                      179,021            178,740
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 1721 CL. C
                6.000% 01/15/2015                                        3,844              3,836
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 1767 CL. H
               7.500% 09/15/2022                                       900,000            944,945
            FHLMC GNMA MULTICLASS MTG. PARTN.
              CTFS. GTD. SERIES 40 CL. N
                6.500% 05/17/2021                                      900,000            888,268
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 1900 CL. M
                7.500% 08/15/2024                                      400,000            412,432
            FHLMC MULTICLASS MTG. PARTN. CTFS.
              GTD. SERIES 1932 CL. B
                7.000% 06/15/2025                                      280,000            283,021
                                                                                   --------------
                                                                                        3,569,320
                                                                                   --------------

                                       2

-------------------------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     PRINCIPAL
                                                                        AMOUNT          VALUE (1)
                                                                --------------     --------------
U.S. GOVERNMENT, FEDERAL AGENCY
OBLIGATIONS (CONTINUED)
          FNMA (8.7%)
            FNMA GTD. REMIC PASS THRU CTF.
              REMIC TR. 1993-241 CL. PE
                0.000% 10/25/1999                               $      325,000     $      304,378
            FNMA GTD. REMIC PASS THRU CTF.
              REMIC TR. SERIES 1997-38 CL. L
                7.500% 02/17/2012                                      271,071            272,277
            FNMA GTD. REMIC PASS THRU CTF.
              REMIC TR. SERIES 1997-G5 CL. AC
                7.500% 10/17/2017                                      335,324            339,426
            FNMA GTD. REMIC PASS THRU CTF.
              REMIC TR. 1997-G5 CL. VD
                7.250% 04/17/2010                                      505,000            523,252
            FNMA GTD. REMIC PASS THRU CTF.
              REMIC TR. 1997-51 CL. B
                7.500% 04/18/2011                                      202,703            202,928
            FNMA GTD. REMIC PASS THRU CTF.
              REMIC TR. 1997-63 CL. PH
               7.000% 07/18/2026                                       480,000            493,338
            FNMA GTD. REMIC PASS THRU CTF.
              REMIC TR. 1997-74 CL. D
                7.500% 09/20/2023                                      420,000            428,714
                                                                                   --------------
                                                                                        2,564,313
                                                                                   --------------
          GNMA (2.3%)
            GNMA GTD. REMIC PASS THRU SECS.
              REMIC TR. 1997-4 CL. M
                7.500% 02/16/2012                                      191,303            193,362
            GNMA GTD. REMIC PASS THRU SECS.
              REMIC TR. 1997-11 CL. M
                8.000% 05/16/2024                                      470,000            488,763
                                                                                   --------------
                                                                                          682,125
                                                                                   --------------
          OTHER AGENCY (4.2%)
            RYLAND ACCEPTANCE CORP. FOUR
              SERIES 26 CL. C
                9.000% 12/01/2016                                      191,391            195,663
            WESTAM MORTGAGE FINANCIAL CORP.
              SERIES 10 CL. C
                0.000% 02/26/2002                                    1,124,683          1,042,320
                                                                                   --------------
                                                                                        1,237,983
                                                                                   --------------

          TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                              8,053,741
                                                                                   --------------

                                       3

-------------------------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     PRINCIPAL
                                                                        AMOUNT          VALUE (1)
                                                                --------------     --------------
U.S. GOVERNMENT, FEDERAL AGENCY
OBLIGATIONS (CONTINUED)
      OTHER GOVERNMENT AGENCY (9.1%)
            A.I.D., MOROCCO FLOATING RATE
                5.844% 05/01/2023                               $      400,000     $      396,000
            SMALL BUSINESS ADMINISTRATION
              POOL #503401
                6.250% 07/25/2021                                      315,059            316,634
            SMALL BUSINESS ADMINISTRATION
              POOL #503486
                6.125% 10/25/2021                                      253,576            256,429
            SMALL BUSINESS ADMINISTRATION
              POOL # 503564
                6.250% 11/25/2021                                      391,122            396,989
            SMALL BUSINESS ADMINISTRATION
              POOL #503675
                6.125% 03/25/2022                                      398,655            403,140
            SMALL BUSINESS ADMINISTRATION
              POOL #503799
                6.125%  06/25/2022                                     883,562            893,502
                                                                                   --------------

          TOTAL OTHER GOVERNMENT AGENCY                                                 2,662,694
                                                                                   --------------

      TOTAL U.S. GOVERNMENT, FEDERAL AGENCY OBLIGATIONS
          (COST $14,161,715)                                                           14,107,779
                                                                                   --------------

OTHER SECURITIZED LOANS (19.3%)
      ASSET BACKED SECURITIES (7.8%)
          HOME EQUITY LOAN RECEIVABLES (6.6%)
            ABFS MORTGAGE LOAN TRUST
              SERIES 1997-2 CL. A-5
                7.125% 01/15/2029                                      300,000            304,337
            AFC HOME EQUITY LOAN TRUST
              SERIES 1993-1 CL. A
                5.900% 05/20/2008                                      893,696            883,888
            CITYSCAPE HOME EQUITY LOAN TRUST
              SERIES 1997-B CL. A7
                7.410% 5/25/2028                                       320,000            328,523
            GREEN TREE HOME IMPROVEMENT LOAN TRUST
              SERIES 1996-C CL. HEA2
                7.100% 06/15/2027                                      290,661            292,477
            TMS HOME EQUITY LOAN TRUST
              SERIES 1995-A CL. A2
                7.925% 02/15/2014                                        5,774              5,767
                                                                                   --------------
                                                                                        1,814,992
                                                                                   --------------

                                       4

-------------------------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     PRINCIPAL
                                                                        AMOUNT          VALUE (1)
                                                                --------------     --------------
OTHER SECURITIZED LOANS (CONTINUED)
          MANUFACTURED HOUSING RECEIVABLES (0.1%)
            GREEN TREE FINANCIAL CORP.
              SERIES 1994-7 CL. A-3
                8.000% 03/15/2020                               $      142,028     $      142,639
                                                                                   --------------

          OTHER ASSET BACKED SECURITIES (1.1%)
            SLM STUDENT LOAN TRUST
              SERIES 1996-4 CL. A1
                5.553% 07/25/2004                                      329,767            328,773
                                                                                   --------------

          TOTAL ASSET BACKED SECURITIES                                                 2,286,404
                                                                                   --------------

      COLLATERALIZED MORTGAGE OBLIGATIONS (11.5%)
            RESIDENTIAL ASSET SECURITIZATION
              TRUST SERIES 1996-A8 CL. A3
                8.000% 12/25/2026                                      970,000          1,004,453
            GE CAPITAL MORTGAGE SERVICES, INC.
              SERIES 1997-8 CL. A6
                7.250% 10/25/2027                                      325,000            332,794
            GE CAPITAL MORTGAGE SERVICES, INC.
              SERIES 1997-8 CL. A7
                7.250% 10/25/2027                                      943,007            947,149
            NORWEST ASSET SECURITIES CORP.
              SERIES 1997-16 CL. A2
                6.750% 10/25/2027                                      660,000            658,630
            PNC MORTGAGE SECURITIES CORP.
              SERIES 1997-4 CL. IIPP-2
                7.500% 07/25/2027                                      280,000            287,913
            STRUCTURED ASSET SECURITIES
              SERIES 1997-4 CL. A2
                7.000% 12/25/2027                                      140,000            141,561
                                                                                   --------------

          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                     3,372,500
                                                                                   --------------

      TOTAL OTHER SECURITIZED LOANS
          (COST $5,689,698)                                                             5,658,904
                                                                                   --------------

CORPORATE BONDS (27.7%)
      INDUSTRIAL (5.3%)
            COCA-COLA ENTERPRISES, INC.
                6.375% 08/01/2001                                      800,000            806,952
            PHILIP MORRIS
                6.150% 03/15/2000                                      450,000            449,451

                                       5

-------------------------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     PRINCIPAL
                                                                        AMOUNT          VALUE (1)
                                                                --------------     --------------
CORPORATE BONDS (CONTINUED)
            SERVICE CORP. INTERNATIONAL
                6.300% 03/15/2003                               $      300,000     $      298,533
                                                                                   --------------

          TOTAL INDUSTRIAL                                                              1,554,936
                                                                                   --------------

      FINANCIAL (18.9%)
            BANKAMERICA CORP.
                5.687% 02/20/2002                                      480,000            478,512
            BEAR STEARNS CO., INC.
                6.125% 02/01/2003                                      250,000            247,942
            BEAR STEARNS CO., INC.
                5.724% 10/10/2000                                      500,000            498,125
            CIT GROUP HOLDINGS, INC.
                6.375% 11/15/2002                                      525,000            528,418
            EOP OPERATING L.P.  (144A)
                6.376% 02/15/2012                                      700,000            696,759
            FORD MOTOR CREDIT CO.
                6.500% 02/28/2002                                      300,000            303,021
            GENERAL ELECTRIC CAPITAL CORP.
              MEDIUM TERM NOTES
                6.350% 09/15/2001                                      750,000            762,983
            GENERAL MOTORS ACCEPTANCE CORP.
              MEDIUM TERM NOTES
                7.500% 08/05/1999                                      500,000            509,840
            INTERNATIONAL LEASE FINANCE CORP.
                7.000% 05/15/2000                                      525,000            534,382
            MORGAN STANLEY GROUP, INC.
              MEDIUM TERM NOTES
                5.750% 02/15/2001                                      550,000            544,819
            SALOMON, INC.
                6.750% 02/15/2003                                      450,000            459,009
                                                                                   --------------

          TOTAL FINANCIAL                                                               5,563,810
                                                                                   --------------

      YANKEE (3.5%)
            MANITOBA PROVINCE CDA SERIES BT
                9.500% 09/15/1998                                    1,000,000          1,013,450
                                                                                   --------------

      TOTAL CORPORATE BONDS
          (COST $8,175,292)                                                             8,132,196
                                                                                   --------------

      TOTAL INVESTMENTS, EXCLUDING TEMPORARY
          CASH INVESTMENT
          (COST $28,026,705)                                                           27,898,879
                                                                                   --------------

                                       6

-------------------------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------


                                                                     PRINCIPAL
                                                                        AMOUNT          VALUE (1)
                                                                --------------     --------------
REPURCHASE AGREEMENT (3.8%)
      GOLDMAN SACHS CORP.
          5.414% DATED 04/30/1998,
          DUE 05/01/1998 IN THE
          AMOUNT OF $1,133,701.
          COLLATERALIZED BY U.S. TREASURY NOTES
          6.125% TO 6.500% DUE 10/15/2006 TO 08/15/2007
          (COST $1,133,533)                                     $    1,133,533     $    1,133,533
                                                                                   --------------


TOTAL INVESTMENTS (98.8%)
          (COST $29,160,238)                                                           29,032,412

RECEIVABLES LESS LIABILITIES (1.2%)                                                       348,493
                                                                                   --------------

NET ASSETS (100.0%)                                                                $   29,380,905
                                                                                   ==============


(1)   See Note 1 of Notes to Financial Statements.


    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------
April 30, 1998
(Unaudited)


ASSETS:
  Investments at identified cost ............................................   $     28,026,705
-----------------------------------------------------------------------------   ----------------

  Investments at value (Notes 1 and 2).......................................   $     27,898,879
  Temporary cash investment, at cost (Note 1)................................          1,133,533
  Receivable for:
    Interest.................................................................            228,926
    Investments sold.........................................................            125,494
                                                                                ----------------
    Total assets...............................................................       29,386,832
                                                                                ----------------

LIABILITIES:
  Payable for:
    Investment management fee (Note 4).......................................              5,927
                                                                                ----------------

  Net assets applicable to outstanding shares................................   $     29,380,905
                                                                                ================

  Net assets consist of:
    Unrealized depreciation on investments...................................   $       (127,826)
    Undistributed net realized loss from investments.........................            (22,287)
    Capital paid in (Note 3).................................................         29,531,018
                                                                                ----------------
                                                                                $     29,380,905
                                                                                ================

Shares of capital stock outstanding (Note 3).................................          2,460,323
                                                                                ================

Net asset value, offering and
   redemption price per share (1)............................................   $          11.94
                                                                                ================


(1) The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.


    The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                             STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------
For the period from inception of operations, February 2, 1998 to April 30, 1998
(Unaudited)


INVESTMENT INCOME:
     Income:
         Interest............................................................   $        478,332
                                                                                ----------------

     Expenses:
         Investment management fees (Note 4).................................             18,300
         Shareholder servicing costs (Note 4)................................              4,500
         Financial information and subscriptions.............................              1,500
         Custodian fees......................................................                300
         Bank transaction and checking fees..................................                900
         Legal, insurance, auditing fees and other...........................              5,897
                                                                                ----------------
                                                                                          31,397
         Expenses reimbursed by investment adviser (1).......................            (13,097)
                                                                                ----------------
             Total expenses..................................................             18,300
                                                                                ----------------

     Net investment income (Note 1)..........................................            460,032
                                                                                ----------------

Realized loss and unrealized depreciation from
  investment transactions:
     Net realized loss from investments (Note 2).............................            (22,287)

     Net unrealized depreciation on investments during the period (Note 1)...           (127,826)
                                                                                ----------------

     Net loss on investments (Note 1)........................................           (150,113)
                                                                                ----------------

     Net increase in net assets resulting from operations....................   $        309,919
                                                                                ================


(1) The Adviser has voluntarily agreed to assume ordinary expenses of the Fund, to the extent that these expenses, together with the Fund's advisery fee, exceed .25% of the Fund's average net assets.


    The accompanying notes are an integral part of the financial statements.

-----------------------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------

                                                                                    Six Months
                                                                                         Ended
                                                                                April 30, 1998
                                                                                 (Unaudited)(1)
                                                                                --------------
INCREASE  IN NET ASSETS:
      Operations:
          Net investment income .............................................   $      460,032
          Net realized loss from investments (Note 2)........................          (22,287)
          Change in net unrealized depreciation on investments...............         (127,826)
                                                                                --------------

          Net increase in net assets resulting from operations...............          309,919

      Distributions to shareholders:
          From net investment income.........................................         (460,032)
      Capital share transactions, net (Note 3)...............................       29,531,018
                                                                                --------------

          Net increase in net assets.........................................       29,380,905

NET ASSETS:
      Beginning of period....................................................                -
                                                                                --------------

      End of period .........................................................   $   29,380,905
                                                                                ==============


(1) From inception of operations on February 2, 1998.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. Significant accounting policies:

      CMC Short Term Bond Fund (the Fund) is a portfolio of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established three other portfolios, CMC Small Cap Fund, CMC International Stock Fund and CMC High Yield Fund, which are not included in this financial statement. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. The policies described below are consistently followed by the Fund for the preparation of its financial statements in conformity with generally accepted accounting principles.

      Investment valuation - The Fund's investments are carried at values deemed best to reflect their fair values as determined in good faith by or under the supervision of the Trustees. These values are based on market value as quoted by dealers who are market makers in these securities or by an independent pricing service unless circumstances indicate that another method of determining fair value should be considered. Market values are based on the average of bid and ask prices, or by reference to other securities with comparable ratings, interest rates and maturities. Temporary investments in short-term securities, principally repurchase agreements, are valued at cost, which approximates market.

      Shareholder distributions - The Fund distributes net investment income monthly and any net realized gains from investment transactions annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and deferral of losses from wash sales.

      Use of estimates - The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      Federal income taxes - The Fund has made no provisions for federal income taxes on net investment income or net realized gains from sales of investment securities, since it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to certain regulated investment companies, and to make distributions of income and security profits sufficient to relieve it from substantially all federal income taxes.

      Other - Investment transactions are accounted for on the date the investments are purchased or sold. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Amortization of discount or premium is recorded over the life of the respective instrument. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are reported on the basis of identified costs.

      The Fund, through its custodian, receives delivery of underlying securities collateralizing repurchase agreements (included in temporary cash investments). Market values of these securities are required to be at least 100% of the cost of the repurchase agreement. The Fund's investment adviser determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------


2. Investment transactions:

Aggregate purchases, sales and maturities, net realized loss and net unrealized depreciation of investments, excluding temporary cash investments, as of and for the period ended April 30, 1998, were as follows:

Purchases:
   Investment securities other than U.S. Government obligations..............   $        18,687,072
   U.S. Government obligations...............................................            24,099,540
                                                                                -------------------
        Total purchases......................................................   $        42,786,612
                                                                                ===================

Sales and Maturities:
   Investment securities other than U.S. Government obligations..............   $         4,814,291
   U.S. Government obligations...............................................             9,936,701
                                                                                -------------------
        Total sales and maturities...........................................   $        14,750,992
                                                                                ===================

Net Realized Loss:
   Investment securities other than U.S. Government obligations..............   $            (7,792)
   U.S. Government obligations...............................................               (14,495)
                                                                                -------------------
        Total net realized loss..............................................   $           (22,287)
                                                                                ===================

Unrealized Appreciation (Depreciation) as of April 30, 1998:
  Appreciation...............................................................   $            32,095
  Depreciation...............................................................              (159,921)
                                                                                -------------------
        Net unrealized depreciation..........................................   $          (127,826)
                                                                                ===================

Unrealized Appreciation (Depreciation) for federal income tax purposes as of
  April 30, 1998:
  Appreciation...............................................................   $            32,095
  Depreciation...............................................................              (159,921)
                                                                                -------------------
    Net unrealized depreciation..............................................   $          (127,826)
                                                                                ===================

For federal income tax purposes, the cost of
investments owned at April 30, 1998.............................................$        28,026,705
                                                                                ===================


3.  Capital Stock:

                                                                Six Months Ended
                                                               April 30, 1998 (1)
                                                               ------------------
  Shares:
   Shares sold...............................................          2,987,285
     Shares issued for reinvestment of dividends...............           38,529
                                                                  --------------
                                                                       3,025,814
     Less shares redeemed......................................         (565,491)
                                                                  --------------
     Net increase in shares....................................        2,460,323
                                                                  ==============

  Amounts:
     Sales.....................................................   $   35,831,058
     Reinvestment of dividends.................................          460,032
                                                                  --------------
                                                                      36,291,090
     Less redemptions..........................................       (6,760,072)
                                                                  --------------
     Net increase..............................................   $   29,531,018
                                                                  ==============

  Capital stock authorized (shares)                                  100,000,000


 (1) From inception of operations on February 2, 1998.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------


4. Transactions with affiliates and related parties:

Investment management fees incurred..........................................   $  18,300

Investment management fee computation basis
  (percentage of daily net assets per annum).................................   0.25.of.1%

Transfer agent fee (included in shareholder
  servicing costs)...........................................................   $   4,500

Fees earned by trustees not affiliated with the Fund's
  investment adviser or transfer agent (included in other expenses)..........   $     383

The investment adviser of the Fund is Columbia Management Co. (CMC). In addition to the investment management fee, each shareholder enters into a written Administrative Services Agreement with CMC for an annual fee ranging between 0.00% and 0.20%, depending on the size of the investment in the Fund. CMC provides each shareholder specialized reports regarding the Fund, performance of the shareholders investments, market conditions and economic indicators.

The transfer agent for the Fund is Columbia Trust Company (CTC), an affiliate of CMC. The transfer agent is compensated based on a per account fee or a minimum of $1,500 per month. The contracts for investment advisory and transfer agent services must be renewed annually by a majority vote of the Fund's shareholders or by the Trustees of CMC Fund Trust (the Trust).

On December 10, 1997, CMC, CTC and certain of their affiliates were acquired by Fleet Financial Group, Inc. (Fleet), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956. Prior to that date, certain officers and trustees of the Trust were also officers and directors of CMC and CTC. Those individuals did not receive any compensation or other payment from the Trust. Following the transaction and as a result of federal banking regulations, no officers or trustees of the Trust are officers or directors of CMC or CTC. J. Jerry Inskeep, Jr., an officer and trustee of the Trust, is affiliated with Fleet, but received no compensation or other payments from the Trust.